AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Municipal Bonds - 97.2%			Metropolitan Pier and Exposition Authority
California - 7.7%			Revenue, McCormick Place Expansion
			Project, Series B
California Municipal Finance Authority,			5.000%, 06/15/52	$5,990,000	$6,287,104
Community Medical Centers, Series A			Total Illinois		26,899,759
5.000%, 02/01/42	$2,450,000	$2,894,601
			Indiana - 2.2%
California Municipal Finance Authority, Senior
Lien-LINXS APM Project			Indiana Health & Educational Facilities Financing
5.000%, 12/31/43	7,175,000	8,516,151	Authority, Ascension Senior Credit Group
			5.000%, 11/15/46	5,000,000	5,873,750
California Municipal Finance Authority, Series I
5.000%, 05/15/43	3,000,000	3,566,580	Louisiana - 4.4%
5.000%, 05/15/48	4,600,000	5,447,872	Louisiana Public Facilities Authority, Ochsner
Total California		20,425,204	Clinic Foundation
Colorado - 5.0%			5.000%, 05/15/47	4,550,000	5,117,430
Colorado Health Facilities Authority, Series A			New Orleans Aviation Board, General Airport
5.000%, 08/01/44	6,115,000	7,301,922	North Terminal, Series B
			5.000%, 01/01/48	5,830,000	6,715,577
Public Authority for Colorado Energy Natural Gas
Purchase Revenue, Series 2008			Total Louisiana		11,833,007
6.500%, 11/15/38	4,005,000	6,116,756	Massachusetts - 4.6%
Total Colorado		13,418,678	Commonwealth of Massachusetts Transportation
Connecticut - 4.6%			Fund Revenue, Rail Enhancement &
			Accelerated
State of Connecticut Special Tax Revenue,			5.000%, 06/01/47	3,260,000	3,902,872
Transportation Infrastructure
5.000%, 01/01/38	5,100,000	6,140,196	Massachusetts Development Finance Agency,
			UMass Boston Student Housing
State of Connecticut, Series E			5.000%, 10/01/41	2,250,000	2,565,855
5.000%, 09/15/35	2,425,000	2,979,137	5.000%, 10/01/48	5,000,000	5,666,950
5.000%, 09/15/37	2,500,000	3,051,575
			Total Massachusetts		12,135,677
Total Connecticut		12,170,908
			Michigan - 2.9%
Florida - 6.8%
			Michigan Finance Authority, Henry Ford
Alachua County Health Facilities Authority,			Health System
Shands Teaching Hospital & Clinics, Series A			5.000%, 11/15/41	3,680,000	4,336,586
5.000%, 12/01/44	6,495,000	7,327,399
			Michigan State Hospital Finance Authority,
Miami Beach Health Facilities Authority Mt. Sinai			Ascension Senior Credit Group
Medical Center			5.000%, 11/15/46	3,000,000	3,524,250
5.000%, 11/15/39	5,220,000	5,877,772
			Total Michigan		7,860,836
Orange County Health Facilities Authority,
Orlando Health Inc. , Series A			Minnesota - 4.9%
5.000%, 10/01/39	4,280,000	5,057,120	City of Minneapolis MN, Fairview Health Services,
Total Florida		18,262,291	Series A
			5.000%, 11/15/49	5,910,000	7,093,241
Illinois - 10.1%
			Duluth Economic Development Authority,
Chicago O'Hare International Airport, Senior Lien,			Essentia Health Obligated Group
Series A			5.000%, 02/15/48	5,000,000	5,888,450
5.000%, 01/01/48	6,750,000	8,043,570
			Total Minnesota		12,981,691
Illinois State General Obligation
5.500%, 07/01/38	3,245,000	3,531,664	Nebraska - 2.6%
Illinois State General Obligation, Series D			Central Plains Energy Project
5.000%, 11/01/26	5,225,000	5,930,009	Project #3, Series A
			5.000%, 09/01/42	5,000,000	6,852,750
Metropolitan Pier and Exposition Authority
Revenue, McCormick Place Expansion
Project, Series 2012 A
5.000%, 06/15/42	2,950,000	3,107,412

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal			Principal
	Amount	Value		Amount	Value

New Jersey - 8.4%			Grand Parkway Transportation Corp.,
			1st Tier Toll Revenue, Series A
New Jersey Economic Development Authority,			5.500%, 04/01/53	$4,010,000	$4,528,252
Series DDD
5.000%, 06/15/42	$7,365,000	$8,325,691	Tarrant County Cultural Education Facilities
			Finance Corp., Baylor Scott & White Health
New Jersey Transportation Trust Fund Authority,			5.000%, 11/15/45	2,025,000	2,344,788
Series BB
5.000%, 06/15/44	2,000,000	2,291,260	Texas Private Activity Bond Surface
			Transportation Corp.
New Jersey Transportation Trust Fund Authority,			5.000%, 06/30/58	5,000,000	5,843,900
Transportation System, Series A
5.000%, 12/15/34	2,515,000	2,959,174	Texas Private Activity Bond Surface
			Transportation Corp., Senior Lien-Blueridge
Tobacco Settlement Financing Corp.			Transport
Series A			5.000%, 12/31/40	3,930,000	4,423,294
5.000%, 06/01/46	2,500,000	2,829,950	5.000%, 12/31/45	3,880,000	4,343,078
5.250%, 06/01/46	3,285,000	3,796,277
			Total Texas		35,583,604
Tobacco Settlement Financing Corp.
Series B			Virginia - 2.4%
5.000%, 06/01/46	2,000,000	2,206,700	Virginia Small Business Financing Authority,
Total New Jersey		22,409,052	Transform 66 P3 Project
			5.000%, 12/31/49	2,500,000	2,880,375
New York - 8.5%			5.000%, 12/31/52	3,060,000	3,518,755
City of New York, Series A			Total Virginia		6,399,130
5.000%, 08/01/45	4,395,000	5,455,557
			West Virginia - 3.1%
New York State Dormitory Authority, Series A
5.000%, 03/15/45	4,990,000	6,060,605	West Virginia Hospital Finance Authority, Cabell
			Huntington Hospital Obligation
New York Transportation Development Corp.,			5.000%, 01/01/43	7,000,000	8,268,120
Delta Air Lines, Inc. - Laguardia
5.000%, 01/01/31	2,900,000	3,503,896	Total Municipal Bonds
			(Cost $242,233,069)		259,171,769
New York Transportation Development Corp.,
Laguardia Airport Terminal B				Shares
5.000%, 07/01/46	6,820,000	7,553,968	Short-Term Investments - 2.3%
Total New York		22,574,026	Other Investment Companies - 2.3%
Oklahoma - 3.3%			Dreyfus Government Cash Management Fund,
Oklahoma Development Finance Authority,			Institutional Shares, 1.85% [1]	1,988,210	1,988,210
Health Ou Medicine Project, Series B			Dreyfus Institutional Preferred Government
5.250%, 08/15/48	2,975,000	3,528,618	Money Market Fund, Institutional Shares,
5.500%, 08/15/52	4,500,000	5,383,710	1.90% [1]	1,988,209	1,988,209
Total Oklahoma		8,912,328
			JPMorgan U.S. Government Money Market Fund,
Rhode Island - 2.4%			IM Shares, 1.87% [1]	2,048,458	2,048,458
Tobacco Settlement Financing Corp.			Total Short-Term Investments
Series A			(Cost $6,024,877)		6,024,877
5.000%, 06/01/35	2,000,000	2,253,680
5.000%, 06/01/40	3,635,000	4,057,278	Total Investments - 99.5%
			(Cost $248,257,946)		265,196,646
Total Rhode Island		6,310,958
			Other Assets, less Liabilities - 0.5%		1,375,697
Texas - 13.3%
			Net Assets - 100.0%		$266,572,343
Central Texas Regional Mobility Authority
5.000%, 01/01/40	1,650,000	1,902,120
5.000%, 01/01/46	3,750,000	4,282,687
Central Texas Turnpike System, Series C
5.000%, 08/15/42	7,065,000	7,915,485

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

[1] Yield shown represents the September 30, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds †	—	$259,171,769	—	$259,171,769
Short-Term Investments
Other Investment Companies	$6,024,877	—	—	6,024,877
Total Investments in Securities	$6,024,877	$259,171,769	—	$265,196,646

† All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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